PHOENIX INVESTMENT PARTNERS

                          SEMIANNUAL REPORT

                                          DECEMBER 31, 2000


        ABERDEEN

                                          > Phoenix-Aberdeen
                                            Worldwide
                                            Opportunities
                                            Fund







[LOGO] PHOENIX
       INVESTMENT PARTNERS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Aberdeen Worldwide Opportunities Fund for the six months ended December 31, 2000.

  If you have any questions, please call your financial advisor or a Phoenix customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You can also purchase or exchange shares, check your balance, and review your account history any time by visiting our INVESTOR CENTER at WWW.PHOENIXINVESTMENTS.COM.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

DECEMBER 31, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                        INVESTMENTS AT DECEMBER 31, 2000
                                  (UNAUDITED)

                                                SHARES       VALUE
                                              ----------  ------------
DOMESTIC COMMON STOCKS--43.5%

UNITED STATES--43.5%
ALLTEL Corp. (Telephone)................          27,000  $  1,685,813
Abbott Laboratories (Health Care
(Diversified))..........................          40,000     1,937,500
Aetna, Inc. (Health Care (Managed
Care))(b)...............................          21,000       862,312
Albertson's, Inc. (Retail (Food
Chains))................................          25,000       662,500
American General Corp. (Insurance
(Life/Health))..........................          36,000     2,934,000

American International Group, Inc.
(Insurance (Multi-Line))................          32,000     3,154,000

Bank of New York Co., Inc. (The) (Banks
(Major Regional)).......................          60,000     3,311,250

Calpine Corp. (Power Producers
(Independent))..........................          49,000     2,208,063
Campbell Soup Co. (Foods)...............          33,000     1,142,625
Caterpillar, Inc. (Machinery
(Diversified))..........................          15,000       709,687

Charles River Laboratories
International, Inc. (Foods)(b)..........          78,000     2,135,250

Chase Manhattan Corp. (The) (Banks
(Money Center)).........................          61,000     2,771,687

Cinergy Corp. (Electric Companies)......          37,000     1,299,625
Citigroup, Inc. (Financial
(Diversified))..........................          58,000     2,961,625

Coors (Adolph) Co. Class B (Beverages
(Alcoholic))............................          10,000       803,125

Crown Castle International Corp.
(Services (Commercial & Consumer))(b)...          60,000     1,623,750

Dow Chemical Co. (The) (Chemicals)......          18,000       659,250
Duke Energy Corp. (Electric
Companies)..............................          12,000     1,023,000
Dynegy, Inc. Class A (Natural Gas)......          33,000     1,850,063
El Paso Energy Corp. (Natural Gas)......          10,000       716,250
Entergy Corp. (Electric Companies)......          56,000     2,369,500
Exelon Corp. (Electric Companies).......          16,000     1,123,360
Exxon Mobil Corp. (Oil (International
Integrated))............................          10,000       869,375
Fannie Mae (Financial (Diversified))....          22,000     1,908,500
Freddie Mac (Financial (Diversified))...          30,000     2,066,250
General Dynamics Corp.
(Aerospace/Defense).....................          18,000     1,404,000

                                                SHARES       VALUE
                                              ----------  ------------
UNITED STATES--CONTINUED
Gillette Co. (The) (Personal Care)......          35,000  $  1,264,375

Guidant Corp. (Health Care (Medical
Products & Supplies))(b)................          25,800     1,391,587

Illinois Tool Works, Inc. (Manufacturing
(Diversified))..........................          10,000       595,625

Kroger Co. (The) (Retail (Food
Chains))(b).............................          35,000       947,188

Lilly (Eli) & Co. (Health Care
(Drugs-Major Pharmaceuticals))..........          24,000     2,233,500

Litton Industries, Inc. (Electronics
(Defense))(b)...........................          50,000     3,934,375
Lockheed Martin Corp.
(Aerospace/Defense).....................          53,000     1,799,350
Loews Corp. (Insurance (Multi-Line))....           5,000       517,812
McDonald's Corp. (Restaurants)..........          15,000       510,000

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........          22,000     2,059,750

MetLife, Inc. (Insurance
(Life/Health))..........................          62,000     2,170,000

Minnesota Mining and Manufacturing Co.
(Manufacturing (Diversified))...........          27,000     3,253,500

Northrop Grumman Corp.
(Aerospace/Defense).....................          18,000     1,494,000
Philip Morris Cos., Inc. (Tobacco)......          69,000     3,036,000
Praxair, Inc. (Chemicals)...............          16,000       710,000
Raytheon Co. Class B
(Aerospace/Defense).....................          10,000       310,625
Reliant Energy, Inc. (Electric
Companies)..............................          50,000     2,165,625
Royal Caribbean Cruises Ltd.
(Shipping)..............................          28,000       740,600
SBC Communications, Inc. (Telephone)....          14,000       668,500

Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))..........          18,000     1,021,500

Shaw Group, Inc. (The) (Metal
Fabricators)(b).........................          41,000     2,050,000
Southern Co. (The) (Electric
Companies)..............................          31,000     1,030,750

Tyco International Ltd. (Manufacturing
(Diversified))..........................          58,000     3,219,000

USA Education, Inc. (Financial
(Diversified))..........................          20,000     1,360,000

2                      See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                                                SHARES       VALUE
                                              ----------  ------------
UNITED STATES--CONTINUED
UST, Inc. (Tobacco).....................          56,000  $  1,571,500
United Technologies Corp. (Manufacturing
(Diversified))..........................          40,000     3,145,000

Unocal Corp. (Oil & Gas (Exploration &
Production))............................          25,000       967,188

Wal-Mart Stores, Inc. (Retail (General
Merchandise))...........................          20,000     1,062,500

Watson Pharmaceuticals, Inc. (Health
Care (Generic and Other))(b)............          32,000     1,638,000
----------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $71,301,712)                               91,060,210
----------------------------------------------------------------------

FOREIGN COMMON STOCKS--56.4%

AUSTRALIA--0.6%
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................         230,000    1,263,926
BRAZIL--0.2%
Tele Norte Leste Participacoes SA ADR
(Telecommunications (Long Distance))....          22,000      501,875

CANADA--0.9%
Bombardier, Inc. Class B
(Aerospace/Defense).....................         120,000    1,849,522
DENMARK--1.0%
Danske Bank A/S (Banks (Money
Center))................................         115,000    2,068,572

FRANCE--6.0%
Alcatel SA Class A (Communications
Equipment)..............................          29,800    1,692,641

Assurances Generales de France
(Insurance
(Multi-Line))...........................          33,300    2,313,499

Aventis SA (Health Care (Drugs-Major
Pharmaceuticals)).......................          27,200    2,387,667

Castorama Dubois Investissement SA
(Retail (Building Supplies))............           4,602    1,192,474

Club Mediterranee SA (Lodging-Hotels)...          20,400    1,740,954

Havas Advertising SA (Services
(Advertising/ Marketing))...............          58,700      848,696

L'Air Liquide SA (Chemicals
(Specialty))............................           5,820      868,241

                                                SHARES       VALUE
                                              ----------  -----------
FRANCE--CONTINUED
L'Oreal SA (Household Products
(Non-Durable))..........................          17,500  $ 1,500,038
                                                          -----------
                                                           12,544,210
                                                          -----------

GERMANY--1.0%
Deutsche Bank AG Registered Shares
(Banks (Money Center))..................          23,763    1,981,105

HONG KONG--0.6%
Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........       1,500,000    1,307,707

INDIA--0.3%
Videsh Sanchar Nigam Ltd. ADR
(Telecommunications (Long Distance))....          56,250      703,125

INDONESIA--0.1%
PT Indonesian Satellite Corp. Tbk
(Telecommunications (Long Distance))....          70,000       65,116

PT Indonesian Satellite Corp. Tbk ADR
(Telecommunications (Long Distance))....          15,000      137,812
                                                          -----------
                                                              202,928
                                                          -----------

ITALY--1.9%
Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................         143,200    2,233,089

San Paolo - IMI SPA (Banks (Money
Center))................................         113,616    1,836,817
                                                          -----------
                                                            4,069,906
                                                          -----------

JAPAN--9.2%
Asahi Glass Co. Ltd. (Chemicals
(Specialty))............................         126,000    1,040,438
Canon, Inc. (Electronics (Component
Distributors))..........................          25,000      875,656
Circle K Japan Co., Ltd. (Retail (Food
Chains))................................          29,900    1,052,522
Fuji Photo Film Co., Ltd. (Leisure Time
(Products)).............................          36,000    1,506,830
Hitachi Capital Corp. (Consumer
Finance)................................          45,000      857,049
Kao Corp. (Household Products
(Non-Durable))..........................          46,000    1,337,303

Matsushita Electric Industrial Co. Ltd.
(Electronics (Component
Distributors))..........................          54,000    1,290,893

Murata Manufacturing Co., Ltd.
(Electrical Equipment)..................           9,000    1,056,042

Nikko Securities Co., Ltd. (The)
(Investment Banking/Brokerage)..........         116,000      898,949

                       See Notes to Financial Statements                       3

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                                                SHARES       VALUE
                                              ----------  -----------
JAPAN--CONTINUED
Nippon Telegraph & Telephone Corp.
(Telecommunications (Long Distance))....           1,730  $ 1,246,751

Orix Corp. (Consumer Finance)...........           9,000      903,152
Rinnai Corp. (Household Furnishings &
Appliances).............................          78,000    1,290,893
Rohm Co., Ltd. (Electronics
(Semiconductors)).......................           5,000      950,087

Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........          65,000    1,559,544

Sanwa Bank Ltd. (The) (Banks (Money
Center))................................         117,000      820,639

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................          33,000    1,271,453

Uni-Charm Corp. (Household Products
(Non-Durable))..........................          25,000    1,269,702
                                                          -----------
                                                           19,227,903
                                                          -----------

MALAYSIA--0.3%
Malaysian Oxygen Berhad (Chemicals
(Specialty))............................         225,000      598,020
Sime UEP Properties Berhad
(Homebuilding)..........................         115,000      116,815
                                                          -----------
                                                              714,835
                                                          -----------

MEXICO--0.7%
Fomento Economico Mexicano SA de CV ADR
(Beverages (Alcoholic)).................          10,800      322,650

Grupo Televisa SA GDR (Broadcasting
(Television, Radio & Cable))(b).........           8,000      359,500

Telefonos de Mexico SA de C.V. ADR
Series L (Telecommunications (Long
Distance))..............................          19,000      857,375
                                                          -----------
                                                            1,539,525
                                                          -----------
NETHERLANDS--8.7%
ASM Lithography Holding NV (Equipment
(Semiconductors)).......................          37,770      857,780

CMG PLC (Computers (Software &
Services))..............................         103,700    1,445,768
DSM NV (Chemicals (Specialty))..........          30,200    1,057,853
Gucci Group (Textiles (Apparel))........          13,916    1,208,508
Gucci Group NV ADR (Textiles
(Specialty))............................           1,800      159,300
Heineken NV (Beverages (Alcoholic)).....          25,960    1,570,800
IHC Caland NV (Oil & Gas (Drilling &
Equipment)).............................          23,306    1,094,035
KPNQwest NV (Telephone)(b)..............          37,900      725,876

                                                SHARES       VALUE
                                              ----------  -----------
NETHERLANDS--CONTINUED

Koninklijke (Royal) KPN NV
(Telecommunications (Long Distance))....          40,855  $   470,250

Koninklijke Ahold NV (Retail (Food
Chains))................................          40,200    1,296,799

Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))............................          30,577    1,873,420

TNT Post Group NV (Air Freight).........          62,000    1,499,446

Unilever NV NY Registered Shares
(Netherlands) (Foods)...................          37,000    2,328,687

United Pan-Europe Communications NV
(Broadcasting (Television, Radio &
Cable)).................................          80,635      823,656

VNU NV (Publishing).....................          35,583    1,748,850
                                                          -----------
                                                           18,161,028
                                                          -----------

PHILIPPINES--0.1%
Ayala Land, Inc. (Financial
(Diversified))..........................       2,495,000      269,460

POLAND--0.3%
Telekomunikacja Polska SA GDR
(Telecommunications (Long Distance))....          95,500      651,787

PORTUGAL--0.7%
Electricidade de Portugal SA (Electric
Companies)..............................         415,800    1,374,107

SINGAPORE--0.4%
Singapore Airlines Ltd. (Airlines)......          76,000      753,851

SOUTH AFRICA--0.3%
De Beers Centenary Linked Units (Metals
Mining).................................          15,075      398,282

MIH Ltd. (Broadcasting (Television,
Radio & Cable))(b)......................          11,000      143,000
                                                          -----------
                                                              541,282
                                                          -----------

SOUTH KOREA--0.4%
Pohang Iron & Steel Co., Ltd. (Iron &
Steel)..................................          13,000      791,407

SPAIN--4.3%
Altadis SA (Tobacco)....................         126,600    1,961,151

Amadeus Global Travel Distribution SA
(Services (Commercial & Consumer))(b)...          69,415      514,842

Empresa Nacional de Electricidad SA
(Electric Companies)....................          95,000    1,618,801

4                      See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                                                SHARES       VALUE
                                              ----------  -----------
SPAIN--CONTINUED
Grupo Dragados SA (Engineering &
Construction)...........................          85,000  $   925,700
Repsol YPF SA (Oil & Gas (Refining &
Marketing)).............................         102,647    1,640,209

Telefonica SA (Telecommunications (Long
Distance))(b)...........................         109,683    1,812,363

Telefonica SA ADR (Telecommunications
(Long Distance))(b).....................             918       45,900

Terra Networks SA (Computers
(Networking))(b)........................          52,000      566,311
                                                          -----------
                                                            9,085,277
                                                          -----------

SWEDEN--2.3%
Assa Abloy AB Class B (Machinery
(Diversified))..........................          60,940    1,191,606

Svenska Handelsbanken AB Class A (Banks
(Money Center)).........................         101,200    1,732,155

Telefonaktiebolaget LM Ericsson AB Class
B (Communications Equipment)............         168,980    1,925,207
                                                          -----------
                                                            4,848,968
                                                          -----------

SWITZERLAND--4.3%
Credit Suisse Group Registered Shares
(Banks (Money Center))..................           9,120    1,733,391

Nestle SA Registered Shares (Foods).....           1,161    2,708,164

Swiss Re Registered Shares (Insurance
(Property-Casualty))....................             900    2,157,667

Zurich Financial Services AG (Insurance
(Multi-Line))...........................           4,000    2,411,601
                                                          -----------
                                                            9,010,823
                                                          -----------

TAIWAN--0.2%
President Chain Store Corp. (Retail
(Food Chains))..........................         120,160      316,000
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................          45,238       78,036
                                                          -----------
                                                              394,036
                                                          -----------
THAILAND--0.4%
BEC World Public Co., Ltd.
(Entertainment).........................          20,400      103,458

Hana Microelectronics Public Co., Ltd.
(Electrical Equipment)..................         310,000      636,007
                                                          -----------
                                                              739,465
                                                          -----------

                                                SHARES       VALUE
                                              ----------  -----------

UNITED KINGDOM--11.2%
3i Group PLC (Investment
Banking/Brokerage)......................          55,600  $ 1,028,230
Arm Holdings PLC (Electronics
(Semiconductors))(b)....................          71,900      543,468

AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........          27,200    1,371,316

BP Amoco PLC (Oil (Domestic
Integrated))............................         263,400    2,124,733
Barclays PLC (Banks (Money Center)).....          30,300      937,837
CGNU PLC (Insurance (Multi-Line)).......          70,000    1,131,410
CMG PLC (Computers (Software &
Services))..............................          49,677      664,161
Colt Telecom Group PLC (Telephone)(b)...          22,000      473,238

FirstGroup PLC (Services (Commercial &
Consumer))..............................         126,000      465,844

GlaxoSmithKline PLC (Health Care
(Drugs-Major Pharmaceuticals))(b).......          45,200    1,274,780

HSBC Holdings PLC (Financial
(Diversified))..........................         147,000    2,162,959
Logica PLC (Computers (Software &
Services))..............................          46,614    1,218,567
Manchester United PLC (Entertainment)...         140,000      478,915
National Grid Group PLC (Electric
Companies)..............................         100,000      908,982
Reuters Group PLC (Publishing)..........          42,200      714,228

Royal Bank of Scotland Group PLC (Banks
(Money Center)).........................          40,000      945,282

Schroders PLC (Investment
Banking/Brokerage)......................          40,000      789,328

Serco Group PLC (Services (Commercial &
Consumer))..............................         130,000    1,034,089

Shell Transport & Trading Co. PLC (Oil
(Domestic Integrated))..................         109,083      894,590

Shire Pharmaceuticals Group PLC (Health
Care (Diversified))(b)..................          60,000      945,581

Vodafone Group PLC (Telecommunications
(Cellular/Wireless))....................         640,000    2,347,071

WPP Group PLC (Services
(Advertising/Marketing))................          68,000      885,768
                                                          -----------
                                                           23,340,377
                                                          -----------
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $112,934,428)                            117,937,007
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.9%
(IDENTIFIED COST $184,236,140)                            208,997,217
---------------------------------------------------------------------

                       See Notes to Financial Statements                       5

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)      VALUE
                                          ---------  -------  -----------
SHORT-TERM OBLIGATIONS--3.0%

COMMERCIAL PAPER--3.0%
Exxon Imperial U.S., Inc. 6.57%,
1/2/01..................................    A-1+     $ 3,000  $ 2,999,453

Lexington Parker Capital Co. LLC 6.50%,
1/02/01.................................     A-1         940      939,830

Donnelley (R.R.) & Sons Co. 6.53%,
1/08/01.................................     A-1       2,291    2,288,091
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,227,374)                                    6,227,374
-------------------------------------------------------------------------

TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $190,463,514)                         215,224,591(a)
Other assets and liabilities, net--(2.9%)               (6,138,273)
                                                       -----------
NET ASSETS--100.0%                                     $209,086,318
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,496,026 and gross depreciation of $12,568,916 for federal income tax purposes. At
     December 31, 2000, the aggregate cost of securities for federal income tax purposes was $192,297,481.
(b)  Non-income producing.

6                      See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     3.3%
Air Freight.............................     0.7
Airlines................................     0.4
Banks (Major Regional)..................     1.6
Banks (Money Center)....................     7.1
Beverages (Alcoholic)...................     1.3
Broadcasting (Television, Radio &
Cable)..................................     0.6
Chemicals...............................     0.7
Chemicals (Specialty)...................     2.3
Communications Equipment................     1.7
Computers (Networking)..................     0.3
Computers (Software & Services).........     1.6
Consumer Finance........................     0.8
Electric Companies......................     6.2
Electronics (Component Distributors)....     1.9
Electronics (Defense)...................     1.9
Electronics (Semiconductors)............     0.7
Engineering & Construction..............     0.4
Entertainment...........................     0.3
Equipment (Semiconductors)..............     0.4
Financial (Diversified).................     5.1
Foods...................................     4.0
Health Care (Diversified)...............     1.4
Health Care (Drugs-Major
Pharmaceuticals)........................     5.7
Health Care (Generic And Other).........     0.8
Health Care (Managed Care)..............     0.4
Health Care (Medical Products &
Supplies)...............................     0.7
Homebuilding............................     0.1
Household Furnishings & Appliances......     0.6
Household Products (Non-Durable)........     2.0
Insurance (Life/Health).................     2.4

Insurance (Multi-Line)..................     5.6%
Insurance (Property-Casualty)...........     1.6
Investment Banking/Brokerage............     1.3
Iron & Steel............................     0.4
Leisure Time (Products).................     0.7
Lodging-Hotels..........................     0.8
Machinery (Diversified).................     0.9
Manufacturing (Diversified).............     5.5
Metal Fabricators.......................     1.0
Metals Mining...........................     0.2
Natural Gas.............................     1.2
Oil & Gas (Drilling & Equipment)........     0.5
Oil & Gas (Exploration & Production)....     0.5
Oil & Gas (Refining & Marketing)........     0.8
Oil (Domestic Integrated)...............     2.3
Oil (International Integrated)..........     0.4
Personal Care...........................     0.6
Power Producers (Independent)...........     1.1
Publishing..............................     1.2
Restaurants.............................     0.2
Retail (Building Supplies)..............     0.6
Retail (Food Chains)....................     2.1
Retail (General Merchandise)............     0.5
Services (Advertising/Marketing)........     0.8
Services (Commercial & Consumer)........     1.7
Shipping................................     0.4
Telecommunications
(Cellular/Wireless).....................     1.1
Telecommunications (Long Distance)......     3.1
Telephone...............................     1.7
Textiles (Apparel)......................     0.6
Textiles (Specialty)....................     0.1
Tobacco.................................     3.1
                                          ------
                                           100.0%
                                          ======

                       See Notes to Financial Statements                       7

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $190,463,514)                              $  215,224,591
Cash                                                                  32,503
Foreign currency at value (Identified cost $372,479)                 372,375
Receivables
  Investment securities sold                                       1,010,212
  Dividends and interest                                             130,662
  Tax reclaims                                                       109,763
  Fund shares sold                                                   105,522
Prepaid expenses                                                       1,042
                                                              --------------
  Total assets                                                   216,986,670
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,579,674
  Fund shares repurchased                                          2,931,341
  Investment advisory fee                                            130,254
  Transfer agent fee                                                  86,929
  Distribution fee                                                    57,657
  Financial agent fee                                                 16,831
  Trustees' fee                                                        9,014
Accrued expenses                                                      88,652
                                                              --------------
    Total liabilities                                              7,900,352
                                                              --------------
NET ASSETS                                                    $  209,086,318
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  188,417,823
Undistributed net investment loss                                 (1,388,626)
Accumulated net realized loss                                     (2,701,942)
Net unrealized appreciation                                       24,759,063
                                                              --------------
NET ASSETS                                                    $  209,086,318
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $185,816,241)               20,155,111
Net asset value per share                                              $9.22
Offering price per share $9.22/(1-5.75%)                               $9.78
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,445,742)                 1,916,612
Net asset value and offering price per share                           $8.58
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,824,335)                    797,253
Net asset value and offering price per share                           $8.56

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    1,320,152
Interest                                                             150,183
Foreign taxes withheld                                               (83,838)
                                                              --------------
  Total investment income                                          1,386,497
                                                              --------------
EXPENSES
Investment advisory fee                                              808,418
Distribution fee, Class A                                            240,161
Distribution fee, Class B                                             83,289
Distribution fee, Class C                                             33,956
Financial agent fee                                                  101,699
Transfer agent                                                       224,773
Custodian                                                            111,955
Printing                                                              31,274
Registration                                                          30,114
Professional                                                          19,470
Trustees                                                              11,238
Miscellaneous                                                          8,796
                                                              --------------
  Total expenses                                                   1,705,143
                                                              --------------
NET INVESTMENT LOSS                                                 (318,646)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (1,312,588)
Net realized loss on foreign currency transactions                   (21,511)
Net change in unrealized appreciation (depreciation) on
  investments                                                      1,113,209
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                  (8,456)
                                                              --------------
NET LOSS ON INVESTMENTS                                             (229,346)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     (547,992)
                                                              ==============

8                      See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            12/31/00     Year Ended
                                          (Unaudited)     6/30/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (318,646) $   (286,766)
  Net realized gain (loss)                  (1,334,099)   25,340,135
  Net change in unrealized appreciation
    (depreciation)                           1,104,753       970,788
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (547,992)   26,024,157
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (392,800)           --
  Net realized gains, Class A              (20,500,563)  (25,806,889)
  Net realized gains, Class B               (1,892,109)   (1,912,082)
  Net realized gains, Class C                 (823,801)     (251,970)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (23,609,273)  (27,970,941)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (6,727,699 and 23,382,174 shares,
    respectively)                           68,960,078   240,088,995
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (0 and 1,312,244 shares,
    respectively) (See Note 4)                      --    12,184,288
  Net asset value of shares issued from
    reinvestment of distributions
    (2,139,317 and 2,527,156 shares,
    respectively)                           18,761,810    23,912,680
  Cost of shares repurchased (7,383,971
    and 26,171,718 shares, respectively)   (75,982,200) (271,096,781)
                                          ------------  ------------
Total                                       11,739,688     5,089,182
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (145,414
    and 516,400 shares, respectively)        1,320,849     4,982,225
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (0 and 549,899 shares,
    respectively) (See Note 4)                      --     4,830,309
  Net asset value of shares issued from
    reinvestment of distributions
    (193,606 and 193,866 shares,
    respectively)                            1,579,827     1,739,379
  Cost of shares repurchased (182,757
    and 682,864 shares, respectively)       (1,760,009)   (6,575,517)
                                          ------------  ------------
Total                                        1,140,667     4,976,396
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (103,898
    and 255,174 shares, respectively)          995,887     2,501,824
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (0 and 421,337 shares,
    respectively) (See Note 4)                      --     3,694,337
  Net asset value of shares issued from
    reinvestment of distributions
    (76,809 and 23,826 shares,
    respectively)                              625,223       216,109
  Cost of shares repurchased (66,394 and
    97,800 shares, respectively)              (635,983)     (961,295)
                                          ------------  ------------
Total                                          985,127     5,450,975
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      13,865,482    15,516,553
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (10,291,783)   13,569,769
NET ASSETS
  Beginning of period                      219,378,101   205,808,332
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($1,388,626) AND ($677,180),
    RESPECTIVELY]                         $209,086,318  $219,378,101
                                          ============  ============

                       See Notes to Financial Statements                       9

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                -------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                              YEAR ENDED JUNE 30,
                                                 12/31/00       ---------------------------------------------------------------
                                                (UNAUDITED)         2000         1999         1998         1997            1996
Net asset value, beginning of period             $  10.46       $  10.93     $  12.40     $  10.75     $  10.29        $   9.04
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      (0.01)(1)      (0.01)(1)     0.01(1)      0.02         0.03(1)        (0.02)(1)
  Net realized and unrealized gain                  (0.07)          1.08         0.90         2.97         1.25            1.87
                                                 --------       --------     --------     --------     --------        --------
      TOTAL FROM INVESTMENT OPERATIONS              (0.08)          1.07         0.91         2.99         1.28            1.85
                                                 --------       --------     --------     --------     --------        --------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.02)            --           --        (0.13)       (0.04)             --
  Dividends from net realized gains                 (1.14)         (1.54)       (2.38)       (1.20)       (0.78)          (0.60)
  In excess of net investment income                   --             --           --        (0.01)          --              --
                                                 --------       --------     --------     --------     --------        --------
      TOTAL DISTRIBUTIONS                           (1.16)         (1.54)       (2.38)       (1.34)       (0.82)          (0.60)
                                                 --------       --------     --------     --------     --------        --------
Change in net asset value                           (1.24)         (0.47)       (1.47)        1.65         0.46            1.25
                                                 --------       --------     --------     --------     --------        --------
NET ASSET VALUE, END OF PERIOD                   $   9.22       $  10.46     $  10.93     $  12.40     $  10.75        $  10.29
                                                 ========       ========     ========     ========     ========        ========
Total return(2)                                     (0.20)%(3)    11.49%         8.90%       31.45%       13.40%          21.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $185,816       $195,357     $192,619     $183,188     $153,005        $146,052

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.50%(4)      1.56%         1.45%        1.42%        1.53%           1.60%
  Net investment income (loss)                      (0.21)%(4)    (0.06)%        0.07%        0.21%        0.34%          (0.19)%
Portfolio turnover                                     76%(3)       112%          166%         156%         234%            245%

                                                                                     CLASS B
                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED JUNE 30,
                                                   12/31/00       --------------------------------------------------------------
                                                  (UNAUDITED)         2000         1999         1998          1997          1996
Net asset value, beginning of period               $   9.84       $  10.44     $  12.04     $  10.53      $  10.14      $   8.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.05)(1)      (0.08)(1)    (0.07)(1)    (0.06)        (0.03)(1)     (0.08)(1)
  Net realized and unrealized gain                    (0.07)          1.02         0.85         2.90          1.21          1.84
                                                   --------       --------     --------     --------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS                (0.12)          0.94         0.78         2.84          1.18          1.76
                                                   --------       --------     --------     --------      --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --             --           --        (0.11)        (0.01)           --
  Dividends from net realized gains                   (1.14)         (1.54)       (2.38)       (1.20)        (0.78)        (0.60)
  In excess of net investment income                     --             --           --        (0.02)           --            --
                                                   --------       --------     --------     --------      --------      --------
      TOTAL DISTRIBUTIONS                             (1.14)         (1.54)       (2.38)       (1.33)        (0.79)        (0.60)
                                                   --------       --------     --------     --------      --------      --------
Change in net asset value                             (1.26)         (0.60)       (1.60)        1.51          0.39          1.16
                                                   --------       --------     --------     --------      --------      --------
NET ASSET VALUE, END OF PERIOD                     $   8.58       $   9.84     $  10.44     $  12.04      $  10.53      $  10.14
                                                   ========       ========     ========     ========      ========      ========
Total return(2)                                       (0.65)%(3)    10.71%        7.99%       30.61%        12.46%         20.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $16,446        $17,317      $12,351      $10,855        $8,412        $5,709

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.26%(4)      2.31%        2.21%        2.17%         2.29%          2.34%
  Net investment income (loss)                        (0.96)%(4)    (0.80)%      (0.65)%      (0.54)%       (0.35)%        (0.86)%
Portfolio turnover                                       76%(3)       112%         166%         156%          234%           245%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.

10                     See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS C
                                                  ---------------------------------------
                                                  SIX MONTHS                     FROM
                                                     ENDED         YEAR        INCEPTION
                                                   12/31/00        ENDED      12/16/98 TO
                                                  (UNAUDITED)     6/30/00       6/30/99
Net asset value, beginning of period                $ 9.82        $ 10.42       $ 11.62
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       (0.05)(1)      (0.07)(1)        --(1)
  Net realized and unrealized gain                   (0.07)          1.01          1.18
                                                    ------        -------       -------
      TOTAL FROM INVESTMENT OPERATIONS               (0.12)          0.94          1.18
                                                    ------        -------       -------
LESS DISTRIBUTIONS
                                                        --             --            --
  Dividends from net realized gains                  (1.14)         (1.54)        (2.38)
  In excess of net investment income                    --             --            --
                                                    ------        -------       -------
      TOTAL DISTRIBUTIONS                            (1.14)         (1.54)        (2.38)
                                                    ------        -------       -------
Change in net asset value                            (1.26)         (0.60)        (1.20)
                                                    ------        -------       -------
NET ASSET VALUE, END OF PERIOD                      $ 8.56        $  9.82       $ 10.42
                                                    ======        =======       =======
Total return(2)                                      (0.65)%(3)    10.71%         11.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $6,824         $6,704          $838

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.26%(4)      2.31%          2.28%(4)
  Net investment income (loss)                       (0.97)%(4)    (0.74)%         0.04%(4)
Portfolio turnover                                      76%(3)       112%           166%(3)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements                      11

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective October 12, 2000, Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Delaware Business Trust. Prior to that date, the Fund was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation by investing in equity securities of domestic and non-U.S. issuers. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At December 31, 2000, the Fund had no forward currency contracts.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

  As compensation for their services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% between $1 billion and $2 billion, and 0.65% in excess of $2 billion.

  Aberdeen Fund Managers, Inc. ("Aberdeen"), a subsidiary of Aberdeen Asset Management PLC, is the subadviser to the Fund. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $3,129 for Class A shares and deferred sales charges of $16,912 for Class B shares and $701 for Class C shares for the six months ended December 31, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended December 31, 2000, approximately $154,411 was retained by the Distributor, $193,379 was paid to unaffiliated participants and $9,616 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended December 31, 2000, financial agent fees were $101,699, of which PEPCO received $18,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended December 31, 2000, transfer agent fees were $224,773 of which PEPCO retained $82,445 which is net of the fees paid to State Street.

  For the six months ended December 31, 2000, the Fund paid PXP Securities Corp., a wholly owned subsidiary of PHL, brokerage commissions of $20,145 in connection with portfolio transactions effected by it.

  At December 31, 2000, PHL and affiliates held 318 Class A shares and 14,351 Class C shares of the Fund with a combined value of $125,777.

3. PURCHASE AND SALE OF SECURITIES

  Portfolio purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 aggregated $158,853,417 and $163,303,622 respectively. There were no purchases or sales of long-term U.S. Government securities.

4. MERGER

  On October 22, 1999 the Fund acquired all the net assets of the Phoenix-Engemann Global Growth Fund ("Global Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of Phoenix-Engemann Funds on October 20, 1999. The acquisition was accomplished by a tax-free exchange of 1,312,244 Class A shares of the Fund, 549,899 Class B shares of the Fund and 421,337 Class C shares of the Fund (valued at $12,184,288, $4,830,309 and $3,694,337, respectively) for 513,377 Global Growth
Fund Class A shares, 208,541 Global Growth Fund Class B shares, and 159,597 Global Growth Fund Class C shares outstanding on October 22, 1999. The Global Growth Fund's net assets at that date of $20,708,934, including $4,847,652 of net unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $209,751,070.

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. CAPITAL LOSS CARRYOVERS

  For the year ended June 30, 2000, the Fund utilized a capital loss carryover of $405,220 which was generated from the Global Growth Fund merger.

  This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by and effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

A special meeting of Shareholders of Phoenix-Aberdeen Worldwide Opportunities Fund was held on October 12, 2000 to approve the following matters:

    1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into a Delaware business trust.

    2. Amend the fundamental investment restriction of the Fund regarding diversification.

    3. Amend the fundamental investment restriction of the Fund regarding concentration.

    4. Amend the fundamental investment restriction of the Fund regarding borrowing.

    5. Amend the fundamental investment restriction of the Fund regarding the issuance of senior securities.

    6. Amend the fundamental investment restriction of the Fund regarding underwriting.

    7. Amend the fundamental investment restriction of the Fund regarding investing in real estate.

    8. Amend the fundamental investment restriction of the Fund regarding investing in commodities.

    9. Amend the fundamental investment restriction of the Fund regarding lending.

    10. Eliminate the fundamental investment restriction of the Fund regarding the issuance of securities for other than cash or securities.

    11. Eliminate the fundamental investment restriction of the Fund regarding the purchase of securities on margin.

    12. Eliminate the fundamental investment restriction of the Fund regarding short sales.

    13. Eliminate the fundamental investment restriction of the Fund regarding the purchase of securities of other investment companies.

    14. Eliminate the fundamental investment restriction of the Fund regarding investing in companies for the purpose of exercising control or management.

    15. Eliminate the fundamental investment restriction of the Fund regarding the issuance of bonds and debentures.

On the record date of October 12, 2000, there were 21,159,045 shares outstanding and 56.94% of the shares outstanding and entitled to vote that were present by proxy.

NUMBER OF VOTES

                                             FOR       AGAINST    ABSTAIN
                                          ----------  ---------  ---------
1. Approve an Agreement and Plan of
  Reorganization which provides for the
  reorganization of the Fund into a
  Delaware business trust.                10,958,545   391,017    699,072
2. Amend the fundamental investment
  restriction of the Fund regarding
  diversification.                        10,892,303   343,782    812,549
3. Amend the fundamental investment
  restriction of the Fund regarding
  concentration.                          10,836,299   398,035    814,300
4. Amend the fundamental investment
  restriction of the Fund regarding
  borrowing.                              10,708,105   512,711    827,818
5. Amend the fundamental investment
  restriction of the Fund regarding the
  issuance of senior securities.          10,739,932   473,932    834,770
6. Amend the fundamental investment
  restriction of the Fund regarding
  underwriting.                           10,803,439   416,893    828,302
7. Amend the fundamental investment
  restriction of the Fund regarding
  investing in real estate.               10,792,535   414,357    841,842
8. Amend the fundamental investment
  restriction of the Fund regarding
  investing in commodities.               10,692,735   530,453    825,446
9. Amend the fundamental investment
  restriction of the Fund regarding
  lending.                                10,739,867   476,085    832,682
10. Eliminate the fundamental investment
  restriction of the Fund regarding the
  issuance of securities for other than
  cash or securities.                     10,712,894   485,903    849,837
11. Eliminate the fundamental investment
  restriction of the Fund regarding the
  purchase of securities on margin.       10,682,204   549,173    817,257
12. Eliminate the fundamental investment
  restriction of the Fund regarding
  short sales.                            10,725,573   508,514    814,547
13. Eliminate the fundamental investment
  restriction of the Fund regarding the
  purchase of securities of other
  investment companies                    10,817,208   443,530    787,896
14. Eliminate the fundamental investment
  restriction of the Fund regarding
  investing in companies for the purpose
  of exercising control or management.    10,783,280   455,897    809,457
15. Eliminate the fundamental investment
  restriction of the Fund regarding the
  issuance of bonds and debentures.       10,773,780   481,523    793,331

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION                    PRSRT STD
56 Prospect Street                                    U.S. Postage
Hartford CT 06115-0480                                    PAID
                                                         Andrew
                                                        Associates
[LOGO] PHOENIX
       INVESTMENT PARTNERS


For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361. Now
you can access your tax forms online
at www.phoenixinvestments.com.





PXP 682 (2/01)